INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 12,552	$ 10,986
Work in process	2,250	1,772
Finished products	22,060	18,411
Inventories	$ 36,862	$ 31,169